Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY
Operating Leased Assets [Line Items]
October 1, 2013 to December 31, 2013	$ 197	1,207
Year 2014	433	2,650
Year 2015 and thereafter	382	2,335
Total	$ 1,012	6,192